Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2020
Other Current Assets [Abstract]
Summary of Other Current Assets

	As at March 31
Particulars	2019	2020
Advance to suppliers	67,268	49,565
Prepaid expenses	4,207	3,063
Prepaid lease rentals*	306	—
Other assets#	1,351	800
Total	73,132	53,428

*	Upon adoption of IFRS 16, from April 1, 2019 the Group has reclassified prepaid lease rentals to buildings (right-of-use assets). (refer note 4 and 19).
#	As at March 31, 2019, includes USD 411 towards right to receive equity stake in a travel entity acquired in business combination (refer note 8 (a))